Contingencies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Movement in Standard Product Warranty Accrual [Roll Forward]
Beginning balance	$ 349	$ 969
Product warranty adjustments	1,510	149
Payments and settlements	(331)	(471)
Ending balance	$ 1,528	$ 349